U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM 24F-2NT/A
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

------------------------------------------------------------------------------------------------------------------------------------
 1.      Name and address of issuer:
                                 John Hancock Fund III
                                 601 Congress Street
                                 Boston, MA 02210-2805
------------------------------------------------------------------------------------------------------------------------------------
 2.      Name of each series or class of securities for which this Form is filed (If Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                                                      [ ]
                   JHF III Disciplined Value Fund
                   JHF III Leveraged Companies Fund
                   JHF III Rainier Growth Fund
                   JHF III Small Cap Opportunities Fund
                   JHF III Core High Yield Fund
                   JHF III Small Company Fund
                   JHF III Disciplined Value Mid Cap Fund
                   JHF III International Value Equity
                   JHF III Strategic Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
 3.      Investment Company Act File Number:
                                 811-21777
         Securities Act File Number:
                                 333-125838
------------------------------------------------------------------------------------------------------------------------------------
 4 (a).  Last day of fiscal year for which this notice is filed:
                                 March 31, 2012

------------------------------------------------------------------------------------------------------------------------------------
 4 (b).  [X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
         (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

------------------------------------------------------------------------------------------------------------------------------------
 4 (c).  [ ] Check box if this is the last time the issuer will be filing this
         Form.

------------------------------------------------------------------------------------------------------------------------------------
 5.      Calculation of registration fee:

         (i)    Aggregate sale price of securities sold during the fiscal
                year pursuant to 24(f):                                                                             $ 3,068,243,866
                                                                                                                    ---------------

         (ii)   Aggregate price of securities redeemed or repurchased during the
                fiscal year:                                                              $ (1,430,620,307)
                                                                                          ----------------

         (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                to the Commission:                                                        $              -
                                                                                          ----------------

         (iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                    $(1,430,620,307)
                                                                                                                    ---------------

         (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:                                                               $ 1,637,623,559
                                                                                                                    ---------------

        -----------------------------------------------------------------------------------------------------
       | (vi)   Redemption credits available for use in future years                                         |
       |        -- if Item 5(i) is less than Item 5(iv) [subtract Item                    $              -   |
       |        5(iv) from Item 5(i)]:                                                    ----------------   |
        -----------------------------------------------------------------------------------------------------

         (vii)  Multiplier for determining registration fee
                (See Instruction C.9):                                                                             x     0.00013640
                                                                                                                    ---------------


         (viii) Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due): (1)                                                          =$       204,891
                                                                                                                    ===============

------------------------------------------------------------------------------------------------------------------------------------
 6.      Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:___________________0. If there is such a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
         number here:                                                                                                             0.
                                                                                                                    ---------------

------------------------------------------------------------------------------------------------------------------------------------
 7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): (2)
                                                                                                                   +$           705
                                                                                                                    ---------------

-----------------------------------------------------------------------------------------------------------------------------------
 8.      Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]: (3)
                                                                                                                   =$       205,596
                                                                                                                    ---------------

-----------------------------------------------------------------------------------------------------------------------------------
 9.      Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:

         Method of Delivery:

         [X] Wire Transfer                     CIK0001329954       (wire # (20130228A1Q002BC0032781357)


         [ ] Mail or other means

------------------------------------------------------------------------------------------------------------------------------------
                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

         By (Signature and Title) *            /s/ Michael Leary
                                               ---------------------------------
                                               Controller
                                               ---------------------------------

         Date: February 28, 2013
               -----------------

 * Please print the name and title of the signing officer below the signature.
------------------------------------------------------------------------------------------------------------------------------------

(1) Additional fee is $107,739. This represents the additional fee due. Calculation of additional sales of $1,052,687,035 less additional redemptions of $(262,812,031) multiplied by new rate of .00013640.

(2)   Interest is for 239 days at 100% on $107,739 additional payment.

(3) Wire amount is $108,444 which includes additional fee $107,739 plus interest $705.